First time adoption of IFRS	12 Months Ended
Dec. 31, 2023
First time adoption of IFRS
First time adoption of IFRS

29.First time adoption of IFRS

These consolidated financial statements as at and for the year ended 31 December 2023 are the first annual financial statements the Group has prepared in accordance with IFRS. For periods up to and including the year ended 31 December 2022, the Group prepared its consolidated financial statements in accordance with accounting principles generally accepted in the United States (“US GAAP”).

Accordingly, the Group has prepared consolidated financial statements that comply with IFRS applicable as at and for the year ended on 31 December 2023, together with the comparative period data as at and for the year ended on 31 December 2022. In preparing the consolidated financial statements, the Group’s opening statement of financial position was prepared as at 1 January 2022, the Group’s date of transition to IFRS. This note explains the principal adjustments made by the Group in restating its US GAAP financial statements. Explanations of how the transition from US GAAP to IFRS has affected the Group’s consolidated statement of financial position and its net loss are set out in the following reconciliations and the notes that accompany them.

29.First time adoption of IFRS (continued)

The Group has followed the guidance in IFRS 1 First-time adoption of IFRS (IFRS 1), in preparing its transitional statements. The Group has applied the following mandatory exceptions in its first IFRS financial statements:

Exemptions that are mandated by IFRS 1

Estimates

In accordance with IFRS 1, an entity’s estimates under IFRS at the date of transition to IFRS must be consistent with estimates made for the same date under previous GAAP unless there is objective evidence that those estimates were made in error. The estimates previously made by the Group under US GAAP were not revised for application of IFRS except where necessary to reflect any differences in accounting policies.

The Group has not elected to apply any voluntary exemptions under IFRS 1 or has determined that they do not apply to the Group.

29.First time adoption of IFRS (continued)

Reconciliation of consolidated statement of financial position as at 1 January 2022 (date of transition to IFRS)

			Effect of
			transition to
US$ thousand	Notes	US GAAP	IFRS	IFRS*
Assets
Current assets
Cash and cash equivalents		955	—	955
Prepayments and other current assets		340	—	340
Total current assets		1,295	—	1,295

Non-current assets
Investments		265,156	—	265,156
Prepayments and other non-current assets		187	—	187
Total non-current assets		265,343	—	265,343

Total assets		266,638	—	266,638

Liabilities
Current liabilities
Trade and other payables		604	—	604
Total current liabilities		604	—	604

Non-current liabilities
Derivative financial liability		8,440	—	8,440
Other financial liabilities	(A), (B)	—	253,530	253,530
Deferred underwriting discount		9,280	(9,280)	—
Total non-current liabilities		17,720	244,250	261,970

Total liabilities		18,324	244,250	262,574

Net assets/(deficit)		248,314	(244,250)	4,064

Class A ordinary shares subject to possible redemption, 26,514,780 shares at redemption value of $10.00 per share as of 31 December 2021	(A), (B)	265,148	(265,148)	—

Equity
Ordinary shares		1	—	1
Additional paid-in capital	(A), (B)	—	24	24
(Accumulated deficit)/retained earnings	(A), (B)	(16,835)	20,874	4,039
Total equity		(16,834)	20,898	4,064

Total liabilities, class A ordinary shares subject to possible redemption, and equity		266,638	—	266,638

29.First time adoption of IFRS (continued)

Reconciliation of statement of financial position as at 31 December 2022

			Effect of
			transition to
US$ thousand	Notes	US GAAP	IFRS	IFRS*
Assets
Current assets
Cash and cash equivalents		42	—	42
Trade and other receivables		53	—	53
Prepayments and other current assets		201	—	201
Total current assets		296	—	296

Non-current assets
Investments		268,909	—	268,909
Prepayments and other non-current assets		986	—	986
Total non-current assets		269,895	—	269,895
Total assets		270,191	—	270,191

Liabilities
Current liabilities
Trade and other payables		927	—	927
Loans and borrowings		786	—	786
Other financial liabilities		—	16,519	16,519
Deferred liabilities		7,239	(7,239)	—
Deferred underwriting discount		9,280	(9,280)	—
Total current liabilities		18,232	—	18,232

Non-current liabilities
Derivative financial liability		7,443	—	7,443
Other financial liabilities	(A), (B)	—	264,477	264,477
Total non-current liabilities		7,443	264,477	271,920
Total liabilities		25,675	264,477	290,152
Net assets/(deficit)		244,516	(264,477)	(19,961)

Class A ordinary shares subject to possible redemption, 26,514,780 shares at redemption value of $10.14 per share as of 31 December 2022	(A), (B)	268,909	(268,909)	—

Equity
Ordinary shares		1	—	1
Additional paid-in capital	(A), (B)	—	969	969
Accumulated deficit	(A), (B)	(24,394)	3,463	(20,931)
Total equity		(24,393)	4,432	(19,961)
Total liabilities, class A ordinary shares subject to possible redemption, and equity		270,191	—	270,191

29.First time adoption of IFRS (continued)

Reconciliation of net (loss) income for the year ended 31 December 2022

			Effect of
			transition to
US$ thousand	Notes	US GAAP	IFRS	IFRS*
Administrative expenses		—	(9,973)	(9,973)
Operating and formation costs		(2,117)	2,117	—
Acquisition costs		(7,625)	7,625	—
Stock compensation expense		(224)	224	—
Loss from operations		(9,966)	(7)	(9,973)

Finance income		3,753	—	3,753
Finance costs	(A), (B)	—	(20,234)	(20,234)
Net change in fair value of financial instruments		—	1,484	1,484
Change in fair value of warrants		1,477	(1,477)	—
Change in fair value of conversion option		7	(7)	—
Amortization of discount on convertible promissory note		(8)	8	—
Bank fee		(5)	5	—
Net finance costs		5,224	(20,221)	(14,997)
Net loss		(4,742)	(20,228)	(24,970)
*

Where necessary, comparative information presented under US GAAP has been reclassified or re-presented to achieve consistency in disclosures with the current period amounts and other disclosures under IFRS.

Notes to the reconciliations

(a)Redeemable Class A ordinary shares

Under US GAAP, the Class A ordinary shares subject to redemption were recorded at redemption value and classified as temporary equity on the consolidated statement of financial position. The change in the redemption value of the ordinary shares resulted in charges against additional paid-in capital and accumulated deficit. Upon transition to IFRS, the redeemable ordinary shares are classified as financial liabilities on the statement of financial position. At the date of the Offering, an aggregate discount of $28,832 thousand is recorded to the $265,148 thousand of gross proceeds from the Offering, consisting of the fair value of the Public Warrants in the amount of $14,053 thousand and offering costs associated with the Class A ordinary shares in the amount of $14,779 thousand. The redeemable ordinary shares are subsequently measured on an amortized cost basis and the discount is amortized over 24 months using the effective interest rate method. For the year ended 31 December 2023 and year ended 31 December 2022, the Company recorded $7,762 thousand and $20,234 thousand of interest expense in connection with the redeemable ordinary shares, respectively.

(b)Founder shares

Under US GAAP, the founder shares purchased by the Anchor Investors were recorded at fair value as a capital contribution by the Sponsor with a corresponding reduction in the proceeds from the Offering representing offering costs. Upon transition to IFRS, the founder shares are recorded at their purchase price, net of issuance costs, and are excluded from the aggregate offering costs.

(c)Cash flows

The reconciling items between US GAAP and IFRS have no significant effect on the cash flows generated. Therefore, a reconciliation of the consolidated statement of cash flows has not been presented.